                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21160

Morgan Stanley Fundamental Value Fund
                              (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY FUNDAMENTAL VALUE FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2006 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

 NUMBER OF
   SHARES                                                                                                            VALUE
-----------                                                                                                     ---------------

                   COMMON STOCKS (83.1%)
                Aerospace & Defense (2.6%)
     16,440     Northrop Grumman Corp.                                                                          $    1,112,988
     34,700     Raytheon Co.                                                                                         1,832,160
                                                                                                                ---------------
                                                                                                                     2,945,148
                                                                                                                ---------------
                Beverages: Non-Alcoholic (1.9%)
     43,300     Coca-Cola Co. (The)                                                                                  2,089,225
                                                                                                                ---------------

                Cable/Satellite TV (1.0%)
     25,900     Comcast Corp. (Class A) *                                                                            1,096,347
                                                                                                                ---------------

                Chemicals: Major Diversified (2.8%)
     58,880     Bayer AG (ADR) (Germany)                                                                             3,141,837
                                                                                                                ---------------

                Computer Processing Hardware (1.6%)
     43,000     Hewlett-Packard Co.                                                                                  1,771,170
                                                                                                                ---------------

                Department Stores (0.8%)
     13,200     Kohl's Corp. *                                                                                         903,276
                                                                                                                ---------------

                Discount Stores (1.6%)
     39,150     Wal-Mart Stores, Inc.                                                                                1,807,947
                                                                                                                ---------------

                Electric Utilities (4.4%)
     31,180     Entergy Corp.                                                                                        2,878,538
     33,500     FirstEnergy Corp.                                                                                    2,020,050
                                                                                                                ---------------
                                                                                                                     4,898,588
                                                                                                                ---------------
                Finance/Rental/Leasing (2.0%)
     33,570     Freddie Mac                                                                                          2,279,403
                                                                                                                ---------------

                Financial Conglomerates (8.5%)
     65,580     Citigroup, Inc.                                                                                      3,652,806
     87,744     JPMorgan Chase & Co.                                                                                 4,238,035
     23,900     State Street Corp.                                                                                   1,611,816
                                                                                                                ---------------
                                                                                                                     9,502,657
                                                                                                                ---------------
                Food: Major Diversified (1.4%)
     59,100     Unilever N.V. (NY Registered Shares) (Netherlands)                                                   1,610,475
                                                                                                                ---------------

                Food: Specialty/Candy (1.2%)
     30,650     Cadbury Schweppes PLC (ADR) (United Kingdom)                                                         1,315,805
                                                                                                                ---------------

                Household/Personal Care (0.9%)
     15,450     Procter & Gamble Co. (The)                                                                             992,972
                                                                                                                ---------------

                Industrial Conglomerates (4.6%)
     83,540     General Electric Co.                                                                                 3,108,523
     20,300     Siemens AG (ADR) (Germany)                                                                           2,000,565
                                                                                                                ---------------
                                                                                                                     5,109,088
                                                                                                                ---------------
                Insurance Brokers/Services (2.0%)
     71,300     Marsh & McLennan Companies, Inc.                                                                     2,186,058
                                                                                                                ---------------

                Integrated Oil (4.0%)
      1,370     BP PLC (ADR) (United Kingdom)                                                                           91,927
     22,290     ConocoPhillips                                                                                       1,603,765
     13,010     Exxon Mobil Corp.                                                                                      996,956
     24,580     Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)                                               1,740,018
                                                                                                                ---------------
                                                                                                                     4,432,666
                                                                                                                ---------------
                Internet Software/Services (0.6%)
     27,600     Yahoo! Inc. *                                                                                          704,904
                                                                                                                ---------------

                Investment Banks/Brokers (6.3%)
     45,410     Merrill Lynch & Co., Inc.                                                                            4,227,671
    143,700     Schwab (Charles) Corp. (The)                                                                         2,779,158
                                                                                                                ---------------
                                                                                                                     7,006,829
                                                                                                                ---------------
                Major Telecommunications (3.6%)
     99,781     Sprint Nextel Corp.                                                                                  1,884,863
     57,260     Verizon Communications, Inc.                                                                         2,132,362
                                                                                                                ---------------
                                                                                                                     4,017,225
                                                                                                                ---------------
                Managed Health Care (0.7%)
      6,000     CIGNA Corp.                                                                                            789,420
                                                                                                                ---------------

                Media Conglomerates (4.6%)
    161,280     Time Warner, Inc.                                                                                    3,512,678
     40,600     Viacom, Inc. (Class B) *                                                                             1,665,818
                                                                                                                ---------------
                                                                                                                     5,178,496
                                                                                                                ---------------
                Medical Specialties (0.6%)
     35,900     Boston Scientific Corp. *                                                                              616,762
                                                                                                                ---------------

                Motor Vehicles (1.0%)
     28,390     Honda Motor Co., Ltd. (ADR) (Japan)                                                                  1,122,541
                                                                                                                ---------------

                Oil & Gas Pipelines (0.4%)
     17,680     Williams Companies, Inc. (The)                                                                         461,802
                                                                                                                ---------------

                Oilfield Services/Equipment (1.2%)
     21,320     Schlumberger Ltd. (Netherlands Antilles)                                                             1,346,571
                                                                                                                ---------------

                Packaged Software (1.8%)
     95,500     Symantec Corp. *                                                                                     1,991,175
                                                                                                                ---------------

                Pharmaceuticals: Major (12.4%)
     56,900     Abbott Laboratories                                                                                  2,771,599
     63,180     Bristol-Myers Squibb Co.                                                                             1,662,898
     45,400     Lilly (Eli) & Co.                                                                                    2,365,340
     55,100     Pfizer, Inc.                                                                                         1,427,090
     27,980     Roche Holdings Ltd. (ADR) (Switzerland)                                                              2,510,505
    133,120     Schering-Plough Corp.                                                                                3,146,957
                                                                                                                ---------------
                                                                                                                    13,884,389
                                                                                                                ---------------
                Precious Metals (1.2%)
     30,600     Newmont Mining Corp.                                                                                 1,381,590
                                                                                                                ---------------

                Property - Casualty Insurers (3.0%)
     43,359     St. Paul Travelers Companies, Inc. (The)                                                             2,327,945
     14,700     XL Capital Ltd. (Class A) (Cayman Islands)                                                           1,058,694
                                                                                                                ---------------
                                                                                                                     3,386,639
                                                                                                                ---------------
                Regional Banks (0.8%)
     22,900     Fifth Third Bancorp                                                                                    937,297
                                                                                                                ---------------

                Semiconductors (2.0%)
     50,900     Intel Corp.                                                                                          1,030,725
     87,075     Micron Technology, Inc. *                                                                            1,215,567
                                                                                                                ---------------
                                                                                                                     2,246,292
                                                                                                                ---------------
                Tobacco (1.6%)
     20,230     Altria Group, Inc.                                                                                   1,736,139
                                                                                                                ---------------

                TOTAL COMMON STOCKS
                  (Cost $69,461,636)                                                                                92,890,733
                                                                                                                ---------------

 PRINCIPAL
 AMOUNT IN                                                                        COUPON         MATURITY
 THOUSANDS                                                                         RATE            DATE
-----------                                                                     -----------   -------------
                CONVERTIBLE BONDS (8.6%)
                Aerospace & Defense (0.3%)
      $ 354     L-3 Communications Corp.                                           3.00%       08/01/35              373,470
                                                                                                                ---------------

                Biotechnology (0.8%)
        500     Amgen Inc. - 144A**                                                 .375         02/01/13              493,750
        500     Invitrogen Corp.                                                   1.50          02/15/24              429,375
                                                                                                                ---------------
                                                                                                                       923,125
                                                                                                                ---------------
                Computer Communications (0.9%)
        500     JDS Uniphase Corp - 144A**                                         1.00          05/15/26              435,625
        500     Juniper Networks, Inc.                                              .00          06/15/08              543,125
                                                                                                                ---------------
                                                                                                                       978,750
                                                                                                                ---------------
                Electric Utilities (0.2%)
         62     PG&E Corp.                                                         9.50          06/30/10              211,497
                                                                                                                ---------------

                Electronic Equipment/Instruments (0.5%)
        600     JDS Uniphase Corp.                                                  .00          11/15/10              546,750
                                                                                                                ---------------

                Financial Conglomerates (0.2%)
        210     Conseco, Inc.                                                      3.50          09/30/35              208,425
                                                                                                                ---------------

                Food Retail (0.2%)
        560     Superval, Inc.                                                      .00          11/02/31              199,500
                                                                                                                ---------------

                Hospital/Nursing Management (0.3%)
        282     Manor Care Inc. - 144A**                                           2.125         08/01/35              320,070
                                                                                                                ---------------

                Information Technology Services (0.3%)
        300     Level 3 Communications, Inc.                                       2.875         07/15/10              316,125
                                                                                                                ---------------

                Internet Retail (0.9%)
      1,000     Amazon.com, Inc.                                                   4.75          02/01/09              986,250
                                                                                                                ---------------

                Investment Banks/Brokers (0.4%)
        430     Goldman Sachs Group Inc. - 144A**                                  2.00          06/29/13              431,957
                                                                                                                ---------------

                Medical Specialties (0.6%)
        252     Beckman Coulter - 144A**                                           2.50          12/15/36              255,624
        400     Medtronic, Inc. (Series B)                                         1.25          09/15/21              402,500
                                                                                                                ---------------
                                                                                                                       658,124
                                                                                                                ---------------
                Miscellaneous (0.4%)
        415     EMC Corp - 144A**                                                  1.75          12/01/11              432,119
                                                                                                                ---------------

                Packaged Software (0.3%)
        278     Symantec Corp. - 144A**                                             .75          06/15/11              336,380
         18     Symantec Corp. - 144A**                                            1.00          06/15/13               21,983
                                                                                                                ---------------
                                                                                                                       358,363
                                                                                                                ---------------
                Semiconductors (0.1%)
        161     Intel Corp. - 144A**                                               2.95          12/15/35              146,510
         19     Intel Corp. - 144A**                                               2.95          12/15/35               17,290
                                                                                                                ---------------
                                                                                                                       163,800
                                                                                                                ---------------
                Services to the Health Industry (0.3%)
        469     Omnicare, Inc. (Series OCR)                                        3.25          12/15/35              409,202
                                                                                                                ---------------

                Specialty Telecommunications (0.1%)
        103     QWEST Communications International, Inc.                           3.50          11/15/25              161,581
                                                                                                                ---------------

                Telecommunication Equipment (1.8%)
      2,045     Nortel Networks Corp. (Canada)                                     4.25          09/01/08            1,988,762
                                                                                                                ---------------

                TOTAL CONVERTIBLE BONDS
                  (Cost $9,467,484)                                                                                  9,667,870
                                                                                                                ---------------

 NUMBER OF
   SHARES
-----------
                CONVERTIBLE PREFERRED STOCKS (2.7%)
                Electric Utilities (2.0%)
     56,500     Centerpoint Energy Inc. $1.165                                                                       2,200,505
                                                                                                                ---------------

                Financial Conglomerates (0.1%)
      3,500     Conseco, Inc. $1.375                                                                                    87,290
                                                                                                                ---------------

                Services to the Health Industry (0.2%)
        250     HealthSouth Corp. $65.00 - 144A**                                                                      249,750
                                                                                                                ---------------

                Telecommunication Equipment (0.4%)
        500     Lucent Technologies Capital Trust I $77.50                                                             508,750
                                                                                                                ---------------

                TOTAL CONVERTIBLE PREFERRED STOCKS
                  (Cost $2,298,766)                                                                                  3,046,295
                                                                                                                ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
                SHORT-TERM INVESTMENT (5.5%)
                REPURCHASE AGREEMENT
    $ 6,144     Joint repurchase agreement account 5.265% due 01/02/07 (dated 12/29/06;
                 proceeds $6,147,594) (a) (Cost $6,144,000)                                                          6,144,000
                                                                                                                ---------------

                TOTAL INVESTMENTS
                  (Cost $87,371,886) (b)                                                          99.9%            111,748,898
                OTHER ASSETS IN EXCESS OF LIABILITIES                                              0.1                  89,900
                                                                                              --------------    ---------------
                NET ASSETS                                                                        100.0%          $111,838,798
                                                                                              ==============    ===============

----------

ADR  American Depositary Receipt.

*    Non-income producing security.

**   Resale is restricted to qualified institutional investors.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $25,232,421 and the aggregate gross unrealized depreciation is $855,409 resulting in net unrealized appreciation of $24,377,012.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Fundamental Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 09, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 09, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 09, 2007

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Fundamental Value
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 09, 2007

                                               /s/ Ronald E. Robison
                                               Ronald E. Robison
                                               Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Fundamental Value
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 09, 2007

                                             /s/ Francis Smith
                                             Francis Smith
                                             Principal Financial Officer